Employee Benefit Plans and Similar Obligations - Summary of Share Based Compensation Plan (Plan 2018-2021) (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Plan 2018-2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average remaining life of plan	7 months	7 months